Other intangible assets (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 2,062	$ 2,215
Land use right of factory land in Xinxing, Guangdong, PRC	2,325	2,375
Total	$ 4,387	$ 4,590